CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISKS
3.	CONCENTRATION OF RISKS

Concentration of Credit Risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, fixed-rate time deposits classified as short-term investments, accounts receivable, funds receivable, loans receivable and commitment deposits. As of December 31, 2017, the Company had US$507,079 in cash and cash equivalents, restricted cash (current) and short-term investments, 95.5% and 4.5% of which were held by financial institutions in the PRC and financial institutions outside of the PRC, respectively. Under PRC law, it is generally required that a commercial bank in the PRC that holds third-party cash deposits protect the depositors’ rights and interests over their deposited money; PRC banks are subject to a series of risk control regulatory standards; and PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis. In the event of bankruptcy of one of the financial institutions in which the Company has deposits or investments, it may be unlikely to claim its deposits or investments back in full. The Company selected reputable financial institutions with high credit ratings to deposit its assets. The Company regularly monitors the ratings of the financial institutions in case of any defaults. There has been no recent history of default in relation to these financial institutions.

Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring of outstanding balances. The Company regularly reviews the creditworthiness of its customers, and requires collateral from its customers in certain circumstances when accounts receivables become long overdue.

Funds receivable represent amounts due from third-party payment service providers. The Company carefully considers and monitors the credit worthiness of the third-party payment service providers to mitigate any risks associated with funds receivable.

The Company is exposed to default risk on its loans receivable. The Company assesses the allowance for credit loss related to loans receivable on a quarterly basis, either on an individual or collective basis. As of December 31, 2017, no single borrower comprised a significant portion of the Company’s loan portfolio.

The Company regularly reviews the creditworthiness of real estate developers, and requires collateral from real estate developers in certain circumstances when commitment deposits become overdue.

Concentration of Customers

There were no revenues from customers which individually represented greater than 10% of the total revenues for any of the years ended December 31, 2015, 2016 and 2017.

Current Vulnerability Due to Certain Other Concentrations

The Company’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 30 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

The Company almost transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC.

Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Internet and advertising related businesses are subject to significant restrictions under current PRC laws and regulations. Specifically, foreign investors are not allowed to own more than a 50% equity interest in any ICP business. In 2016, a foreign invested entity mainly owned and ultimately controlled by our WFOE obtained the ICP to operate www.fang.com.

The Company conducts its operations in the PRC through contractual arrangements entered into between the WOFEs and the PRC Domestic Entities. The relevant regulatory authorities may find the current contractual arrangements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company or any of its current or future PRC Domestic Entities or subsidiaries are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant regulatory authorities would have broad discretion in dealing with such violations, including levying fines, confiscating the income of WOFEs, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries, revoking the business licenses or operating licenses of WOFEs, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries, shutting down the Company’s servers or blocking the Company’s websites, discontinuing or placing restrictions or onerous conditions on the Company’s operations, requiring the Company to undergo a costly and disruptive restructuring, or enforcement actions that could be harmful to the Company’s business. Any of these actions could cause significant disruption to the Company’s business operations and severely damage the Company’s reputation, which would in turn materially and adversely affect the Company’s business and results of operations. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the actives of PRC Domestic Entities or the Company’s right to receive their economic benefits, the Company would no longer be able to consolidate the PRC Domestic Entities.

In addition, if the WOFEs, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries or their shareholders fail to perform their obligations under the Contractual Agreements, the Company may have to incur substantial costs and expend resources to enforce the Company’s rights under the contracts. The Company may have to rely on legal remedies under PRC law, including seeking specific performance or injunctive relief and claiming damages, which may not be effective. All of these Contractual Agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with the PRC legal procedures. The legal system in the PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these Contractual Agreements. Under PRC law, rulings by arbitrators are final, parties cannot appeal the arbitration results in courts, and prevailing parties may only enforce the arbitration awards in PRC courts through arbitration award recognition proceedings, which would incur additional expenses and delay. In the event the Company is unable to enforce these Contractual Agreements, the Company may not be able to exert effective control over its PRC Domestic Entities, and the Company’s ability to conduct its business may be negatively affected.

The Company believes that its corporate structure and Contractual Agreements of the Company’s PRC Domestic Entities and WFOEs in China are in compliance with all existing PRC laws and regulations. Therefore, in the opinion of management, (i) the ownership structure of the Company and the PRC Domestic Entities are in compliance with existing PRC laws and regulations; (ii) the Contractual Agreements with PRC Domestic Entities and their nominee shareholder are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC law and regulations in all material respects.